                         SUPPLEMENT DATED MAY 1, 2017
                                      TO
                         PROSPECTUS DATED MAY 1, 2010

                      UNIVERSAL SELECT ANNUITY PROSPECTUS

  Group and Individual Annuity Contracts Issued by Brighthouse Life Insurance
                                    Company

This supplement updates information contained in the prospectus dated May 1, 2010 as annually supplemented. Please write or call Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number (800) 842-9406, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

The prospectus describes individual and group Universal Select Annuity Variable Annuity Contracts ("Contracts") issued by Brighthouse Life Insurance Company. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. NAME CHANGE

       Effective March 6, 2017, the following name changes occurred:

              FORMER NAME                             NEW NAME
              -----------                             --------
 MetLife Insurance Company USA          Brighthouse Life Insurance Company
   (MetLife USA)                          (BLIC)
 Met Investors Series Trust             Brighthouse Funds Trust I
 Metropolitan Series Fund               Brighthouse Funds Trust II
 MetLife of CT Separate Account Eleven  Brighthouse Separate Account Eleven
   for Variable Annuities                 for Variable Annuities
 MetLife Advisers, LLC or MetLife       Brighthouse Investment Advisers, LLC
   Advisers

       Your prospectus is updated accordingly.

2. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

BRIGHTHOUSE FUNDS TRUST I
  BlackRock High Yield Portfolio -- Class A
  Brighthouse Asset Allocation 100 Portfolio -- Class B
  Brighthouse Small Cap Value Portfolio -- Class B
  Brighthouse/Wellington Large Cap Research Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Ultra-Short Term Bond Portfolio -- Class A
  Brighthouse Asset Allocation 20 Portfolio -- Class B
  Brighthouse Asset Allocation 40 Portfolio -- Class B
  Brighthouse Asset Allocation 60 Portfolio -- Class B
  Brighthouse Asset Allocation 80 Portfolio -- Class B
  Brighthouse/Wellington Balanced Portfolio -- Class A
  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  MetLife Aggregate Bond Index Portfolio -- Class A
  MetLife MSCI EAFE(R) Index Portfolio -- Class A
  MetLife Russell 2000(R) Index Portfolio -- Class A
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class 2
  Equity-Income Portfolio -- Initial Class
  Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Appreciation Portfolio
  ClearBridge Variable Large Cap Growth Portfolio
  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS
  1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see section 9 -- "Additional Information Regarding the Underlying Funds."

3. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE
INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. Certain portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making Your allocations to the Subaccounts.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                 MINIMUM   MAXIMUM
                                                                               --------- ---------
TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)...........   0.27%     1.64%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) THE FOLLOWING TABLE IS A SUMMARY. FOR MORE COMPLETE INFORMATION ON UNDERLYING FUND FEES AND EXPENSES, PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING FUND.

                                               DISTRIBUTION                               TOTAL                  NET TOTAL
                                                  AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                    MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                     ---------- ------------ -------- ------------------ --------- -------------- ---------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio --
   Class A.........................    0.60%         --       0.07%         0.08%         0.75%          --        0.75%
 Brighthouse Asset Allocation 100
   Portfolio -- Class B............    0.07%       0.25%      0.01%         0.68%         1.01%          --        1.01%
 Brighthouse Small Cap Value
   Portfolio -- Class B............    0.75%       0.25%      0.04%         0.06%         1.10%        0.01%       1.09%
 Brighthouse/Wellington Large Cap
   Research Portfolio -- Class E...    0.56%       0.15%      0.03%           --          0.74%        0.04%       0.70%
 Clarion Global Real Estate
   Portfolio -- Class A............    0.61%         --       0.04%           --          0.65%          --        0.65%
 ClearBridge Aggressive Growth
   Portfolio -- Class A............    0.56%         --       0.01%           --          0.57%        0.02%       0.55%
 Harris Oakmark International
   Portfolio -- Class A............    0.77%         --       0.04%           --          0.81%        0.02%       0.79%
 Invesco Comstock Portfolio --
   Class B.........................    0.57%       0.25%      0.02%           --          0.84%        0.02%       0.82%

                                                 DISTRIBUTION                               TOTAL                  NET TOTAL
                                                    AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                      MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                          FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                       ---------- ------------ -------- ------------------ --------- -------------- ---------
 Invesco Small Cap Growth
   Portfolio -- Class A..............    0.85%         --       0.03%           --          0.88%        0.02%       0.86%
 JPMorgan Small Cap Value
   Portfolio -- Class A..............    0.78%         --       0.05%           --          0.83%        0.10%       0.73%
 Loomis Sayles Global Markets
   Portfolio -- Class A..............    0.70%         --       0.08%           --          0.78%          --        0.78%
 Oppenheimer Global Equity
   Portfolio -- Class A..............    0.66%         --       0.05%           --          0.71%        0.10%       0.61%
 PIMCO Inflation Protected Bond
   Portfolio -- Class A..............    0.47%         --       0.28%           --          0.75%        0.01%       0.74%
 PIMCO Total Return Portfolio --
   Class B...........................    0.48%       0.25%      0.05%           --          0.78%        0.03%       0.75%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B..............    0.57%       0.25%      0.02%           --          0.84%        0.03%       0.81%
 T. Rowe Price Large Cap Value
   Portfolio -- Class E++............    0.57%       0.15%      0.02%           --          0.74%        0.03%       0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income
   Portfolio -- Class A..............    0.33%         --       0.04%           --          0.37%          --        0.37%
 BlackRock Capital Appreciation
   Portfolio -- Class A..............    0.70%         --       0.02%           --          0.72%        0.09%       0.63%
 BlackRock Ultra-Short Term Bond
   Portfolio -- Class A..............    0.35%         --       0.03%           --          0.38%        0.02%       0.36%
 Brighthouse Asset Allocation 20
   Portfolio -- Class B..............    0.09%       0.25%      0.03%         0.53%         0.90%        0.02%       0.88%
 Brighthouse Asset Allocation 40
   Portfolio -- Class B..............    0.06%       0.25%        --          0.57%         0.88%          --        0.88%
 Brighthouse Asset Allocation 60
   Portfolio -- Class B..............    0.05%       0.25%        --          0.60%         0.90%          --        0.90%
 Brighthouse Asset Allocation 80
   Portfolio -- Class B..............    0.05%       0.25%      0.01%         0.64%         0.95%          --        0.95%
 Brighthouse/Wellington Balanced
   Portfolio -- Class A..............    0.46%         --       0.09%           --          0.55%          --        0.55%
 Brighthouse/Wellington Core
   Equity Opportunities Portfolio --
   Class A...........................    0.70%         --       0.02%           --          0.72%        0.11%       0.61%
 Frontier Mid Cap Growth
   Portfolio -- Class D..............    0.72%       0.10%      0.03%           --          0.85%        0.02%       0.83%
 Jennison Growth Portfolio --
   Class A...........................    0.60%         --       0.02%           --          0.62%        0.08%       0.54%
 MetLife Aggregate Bond Index
   Portfolio -- Class A..............    0.25%         --       0.03%           --          0.28%        0.01%       0.27%
 MetLife MSCI EAFE(R) Index
   Portfolio -- Class A..............    0.30%         --       0.08%         0.01%         0.39%          --        0.39%
 MetLife Russell 2000(R) Index
   Portfolio -- Class A..............    0.25%         --       0.06%         0.01%         0.32%          --        0.32%
 MetLife Stock Index Portfolio --
   Class A...........................    0.25%         --       0.02%           --          0.27%        0.01%       0.26%

                                                 DISTRIBUTION                               TOTAL                  NET TOTAL
                                                    AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                      MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                          FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                       ---------- ------------ -------- ------------------ --------- -------------- ---------
 MFS(R) Total Return Portfolio --
   Class F...........................    0.56%       0.20%      0.05%           --          0.81%          --        0.81%
 MFS(R) Value Portfolio --
   Class A...........................    0.70%         --       0.02%           --          0.72%        0.14%       0.58%
 Neuberger Berman Genesis
   Portfolio -- Class A..............    0.81%         --       0.04%           --          0.85%        0.01%       0.84%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B+.............    0.60%       0.25%      0.02%           --          0.87%        0.02%       0.85%
 T. Rowe Price Small Cap Growth
   Portfolio -- Class B..............    0.47%       0.25%      0.03%           --          0.75%          --        0.75%
 Western Asset Management
   Strategic Bond Opportunities
   Portfolio -- Class A..............    0.57%         --       0.03%         0.01%         0.61%        0.05%       0.56%
 Western Asset Management U.S.
   Government Portfolio --
   Class A...........................    0.47%         --       0.03%           --          0.50%        0.01%       0.49%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service
   Class 2...........................    0.55%       0.25%      0.08%           --          0.88%          --        0.88%
 Equity-Income Portfolio -- Initial
   Class.............................    0.45%         --       0.09%         0.05%         0.59%          --        0.59%
 Mid Cap Portfolio -- Service
   Class 2...........................    0.55%       0.25%      0.08%           --          0.88%          --        0.88%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth
   VIP Fund+.........................    0.79%       0.25%      0.05%         0.01%         1.10%        0.02%       1.08%
 Templeton Developing Markets
   VIP Fund..........................    1.24%       0.25%      0.14%         0.01%         1.64%        0.02%       1.62%
 Templeton Foreign VIP Fund..........    0.78%       0.25%      0.04%         0.01%         1.08%        0.02%       1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Overseas Portfolio..................    0.40%       0.25%      0.12%           --          0.77%          --        0.77%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
 ClearBridge Variable Aggressive
   Growth Portfolio..................    0.75%         --       0.05%           --          0.80%          --        0.80%
 ClearBridge Variable Appreciation
   Portfolio.........................    0.70%         --       0.05%           --          0.75%          --        0.75%
 ClearBridge Variable Large Cap
   Growth Portfolio..................    0.75%         --       0.11%           --          0.86%        0.06%       0.80%
 ClearBridge Variable Large Cap
   Value Portfolio...................    0.65%         --       0.07%           --          0.72%          --        0.72%
 ClearBridge Variable Small Cap
   Growth Portfolio..................    0.75%         --       0.08%           --          0.83%          --        0.83%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
   Balanced Fund.....................    0.65%         --       0.63%           --          1.28%        0.39%       0.89%

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

4. FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

         UNDERLYING FUND                    INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
---------------------------------- --------------------------------------- -------------------------------------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield              Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
   Portfolio -- Class A            consistent with income generation       Subadviser: BlackRock Financial
                                   and prudent investment management.      Management, Inc.
 Brighthouse Asset Allocation 100  Seeks growth of capital.                Brighthouse Investment Advisers, LLC
   Portfolio -- Class B
 Brighthouse Small Cap Value       Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
   Portfolio -- Class B                                                    Subadvisers: Delaware Investments
                                                                           Fund Advisers; Wells Capital
                                                                           Management Incorporated
 Brighthouse/Wellington Large      Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
   Cap Research Portfolio --                                               Subadviser: Wellington Management
   Class E                                                                 Company LLP
 Clarion Global Real Estate        Seeks total return through investment   Brighthouse Investment Advisers, LLC
   Portfolio -- Class A            in real estate securities, emphasizing  Subadviser: CBRE Clarion Securities
                                   both capital appreciation and current   LLC
                                   income.
 ClearBridge Aggressive Growth     Seeks capital appreciation.             Brighthouse Investment Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: ClearBridge Investments,
                                                                           LLC
 Harris Oakmark International      Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio --     Seeks capital growth and income.        Brighthouse Investment Advisers, LLC
   Class B                                                                 Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth          Seeks long-term growth of capital.      Brighthouse Investment Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value          Seeks long-term capital growth.         Brighthouse Investment Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: J.P. Morgan Investment
                                                                           Management Inc.
 Loomis Sayles Global Markets      Seeks high total investment return      Brighthouse Investment Advisers, LLC
   Portfolio -- Class A            through a combination of capital        Subadviser: Loomis, Sayles &
                                   appreciation and income.                Company, L.P.
 Oppenheimer Global Equity         Seeks capital appreciation.             Brighthouse Investment Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: OppenheimerFunds, Inc.

        UNDERLYING FUND                    INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------- ---------------------------------------- --------------------------------------
 PIMCO Inflation Protected Bond   Seeks maximum real return,               Brighthouse Investment Advisers, LLC
   Portfolio -- Class A           consistent with preservation of capital  Subadviser: Pacific Investment
                                  and prudent investment management.       Management Company LLC
 PIMCO Total Return Portfolio --  Seeks maximum total return,              Brighthouse Investment Advisers, LLC
   Class B                        consistent with the preservation of      Subadviser: Pacific Investment
                                  capital and prudent investment           Management Company LLC
                                  management.
 T. Rowe Price Large Cap Value    Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
   Portfolio -- Class B           by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                  believed to be undervalued. Income       Inc.
                                  is a secondary objective.
 T. Rowe Price Large Cap Value    Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
   Portfolio -- Class E++         by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                  believed to be undervalued. Income       Inc.
                                  is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income            Seeks a competitive total return         Brighthouse Investment Advisers, LLC
   Portfolio -- Class A           primarily from investing in fixed-       Subadviser: BlackRock Advisors, LLC
                                  income securities.
 BlackRock Capital Appreciation   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term       Seeks a high level of current income     Brighthouse Investment Advisers, LLC
   Bond Portfolio -- Class A      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                  capital.
 Brighthouse Asset Allocation 20  Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
   Portfolio -- Class B           with growth of capital as a secondary
                                  objective.
 Brighthouse Asset Allocation 40  Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
   Portfolio -- Class B           income and growth of capital, with a
                                  greater emphasis on income.
 Brighthouse Asset Allocation 60  Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
   Portfolio -- Class B           of current income and growth of
                                  capital, with a greater emphasis on
                                  growth of capital.
 Brighthouse Asset Allocation 80  Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
   Portfolio -- Class B
 Brighthouse/Wellington           Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
   Balanced Portfolio -- Class A  with some current income.                Subadviser: Wellington Management
                                                                           Company LLP
 Brighthouse/Wellington Core      Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
   Equity Opportunities           income over time and, secondarily,       Subadviser: Wellington Management
   Portfolio -- Class A           long-term capital appreciation and       Company LLP
                                  current income.
 Frontier Mid Cap Growth          Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
   Portfolio -- Class D                                                    Subadviser: Frontier Capital
                                                                           Management Company, LLC
 Jennison Growth Portfolio --     Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
   Class A                                                                 Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index     Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
   Portfolio -- Class A           Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                  Bond Index.                              Advisors, LLC

          UNDERLYING FUND                     INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
 MetLife MSCI EAFE(R) Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
   Portfolio -- Class A              MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                              Advisors, LLC
 MetLife Russell 2000(R) Index       Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
   Portfolio -- Class A              Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                              Advisors, LLC
 MetLife Stock Index Portfolio --    Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
   Class A                           Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                     Stock Price Index.                       Advisors, LLC
 MFS(R) Total Return Portfolio --    Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
   Class F                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                              Services Company
 MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
 Neuberger Berman Genesis            Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
   Portfolio -- Class A              principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                              Investment Advisers LLC
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
   Portfolio -- Class B+                                                      Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
   Portfolio -- Class B                                                       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management            Seeks to maximize total return           Brighthouse Investment Advisers, LLC
   Strategic Bond Opportunities      consistent with preservation of          Subadviser: Western Asset
   Portfolio -- Class A              capital.                                 Management Company
 Western Asset Management U.S.       Seeks to maximize total return           Brighthouse Investment Advisers, LLC
   Government Portfolio --           consistent with preservation of capital  Subadviser: Western Asset
   Class A                           and maintenance of liquidity.            Management Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.    Fidelity Management & Research
   Class 2                                                                    Company
                                                                              Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund        Fidelity Management & Research
   Class                             will also consider the potential for     Company
                                     capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 Mid Cap Portfolio -- Service        Seeks long-term growth of capital.       Fidelity Management & Research
   Class 2                                                                    Company
                                                                              Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth       Seeks long-term capital growth.          Franklin Advisers, Inc.
   VIP Fund+
 Templeton Developing Markets        Seeks long-term capital appreciation.    Templeton Asset Management Ltd.
   VIP Fund
 Templeton Foreign VIP Fund          Seeks long-term capital growth.          Templeton Investment Counsel, LLC

        UNDERLYING FUND                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------- -------------------------------------- -------------------------------------
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Overseas Portfolio               Seeks long-term growth of capital.     Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
 ClearBridge Variable Aggressive  Seeks capital appreciation.            Legg Mason Partners Fund Advisor,
   Growth Portfolio                                                      LLC
                                                                         Subadviser: ClearBridge Investments,
                                                                         LLC
 ClearBridge Variable             Seeks long-term capital appreciation.  Legg Mason Partners Fund Advisor,
   Appreciation Portfolio                                                LLC
                                                                         Subadviser: ClearBridge Investments,
                                                                         LLC
 ClearBridge Variable Large Cap   Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Growth Portfolio                                                      LLC
                                                                         Subadviser: ClearBridge Investments,
                                                                         LLC
 ClearBridge Variable Large Cap   Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Value Portfolio                Current income is a secondary          LLC
                                  objective.                             Subadviser: ClearBridge Investments,
                                                                         LLC
 ClearBridge Variable Small Cap   Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Growth Portfolio                                                      LLC
                                                                         Subadviser: ClearBridge Investments,
                                                                         LLC
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially           Seeks capital appreciation and         1919 Investment Counsel, LLC
   Responsive Balanced Fund       retention of net investment income.

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

       Certain Funding Options have been subject to a change. Please see section 9 -- "Additional Information Regarding the Underlying Funds."

5. TRANSFERS

       Replace the list of Monitored Portfolios with the following:

       BlackRock High Yield Portfolio, Brighthouse Small Cap Value Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Global Markets Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Overseas Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Western Asset Management Strategic Bond Opportunities Portfolio

6. TOTAL CONTROL ACCOUNT

       The "Total Control Account" section is deleted in its entirety.

7. THE INSURANCE COMPANY

       Replace the paragraph under "The Insurance Company" with the following:

       Brighthouse Life Insurance Company ("BLIC") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 14, 2014, the Contract was issued by MetLife Insurance Company of Connecticut.

       PLANNED SEPARATION FROM METLIFE, INC.

       In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife, Inc. formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife Inc.'s current initiative to conduct the separation in the form of a spin-off.

       To effect the separation, first, MetLife, Inc. expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife Inc.'s shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife, Inc. board of directors, receipt of a favorable IRS ruling and an opinion from MetLife, Inc.'s tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

       Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife, Inc. currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

       No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable Contract. The Company will remain fully responsible for its contractual obligations to variable Contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.

8. DISTRIBUTION OF THE CONTRACTS

       Effective March 6, 2017, Brighthouse Life Insurance Company entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277. Accordingly, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.

9. ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed:

              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             BRIGHTHOUSE FUNDS TRUST I
   Met/Wellington Large Cap Research      Brighthouse/Wellington Large Cap
    Portfolio -- Class E                   Research Portfolio -- Class E
   MetLife Asset Allocation 100           Brighthouse Asset Allocation 100
    Portfolio -- Class B                   Portfolio -- Class B
   MetLife Small Cap Value Portfolio      Brighthouse Small Cap Value
    -- Class B                             Portfolio -- Class B
 METROPOLITAN SERIES FUND               BRIGHTHOUSE FUNDS TRUST II
   Barclays Aggregate Bond Index          MetLife Aggregate Bond Index
    Portfolio -- Class A                   Portfolio -- Class A
   Met/Wellington Balanced Portfolio      Brighthouse/Wellington Balanced
    -- Class A                             Portfolio -- Class A
   Met/Wellington Core Equity             Brighthouse/Wellington Core Equity
    Opportunities Portfolio -- Class A     Opportunities Portfolio -- Class A
   MetLife Asset Allocation 20            Brighthouse Asset Allocation 20
    Portfolio -- Class B                   Portfolio -- Class B
   MetLife Asset Allocation 40            Brighthouse Asset Allocation 40
    Portfolio -- Class B                   Portfolio -- Class B
   MetLife Asset Allocation 60            Brighthouse Asset Allocation 60
    Portfolio -- Class B                   Portfolio -- Class B
   MetLife Asset Allocation 80            Brighthouse Asset Allocation 80
    Portfolio -- Class B                   Portfolio -- Class B
   MSCI EAFE(R) Index Portfolio --        MetLife MSCI EAFE(R) Index
    Class A                                Portfolio -- Class A
   Russell 2000(R) Index Portfolio --     MetLife Russell 2000(R) Index
    Class A                                Portfolio -- Class A

       FINANCIAL STATEMENTS

       The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                11225 North Community House Road Telephone:
                Charlotte, NC 28277              (800) 842-9406